Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Expiration Date	Various years through 2032
Increase in operating loss carryforward	$ 9,067,000
Operating loss carryforwards	43,966,000	34,899,000
Net deferred tax asset recognized	$ 0	$ 0
Change period for unrecognized tax benefits	12 months